Basis Of Presentation And Significant Accounting Policies Reorganization into Ring Energy Inc (Details) (USD $)	Jun. 28, 2012
Basis Of Presentation And Significant Accounting Policies Reorganization into Ring Energy Inc
NumberOfSharesExchangedByStanfordShareholdersOfStanfordCommonStock	1,376
NumberOfSharesExchangedByStanfordShareholdersOfRingCommonStock	3,440,000
Number of outstanding options to purchase Stanford common stock	450
Number of common stock shares of Ring, right to purchase	1,125,000
Common stock price per share	$ 2.00
Common stock outstanding of Ring prior to the closing	5,786,884
Common stock outstanding by the Stanford of Ring prior to the closing	793,317